26. SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Segmented Information
Note 26 - SEGMENTED INFORMATION

The Company’s revenues for the Year ended December 31, 2018 of $34,116 (2017 - $33,359; 2016 – 34,692) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine and the San Gonzalo Mine.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	2018	2017	2016

Silver	$17,259	$20,159	$23,641
Copper	12,996	8,227	9,593
Gold	9,866	10,131	7,508
Penalties, treatment costs and refining charges	(6,005)	(5,158)	(6,050)
Total revenue from mining operations	$34,116	$33,359	$34,692

For the year ended December 31, 2018, the Company had six customers (2017 and 2016 – three customers) that accounted for total revenues as follows:

	2018	2017	2016

Customer #1	$23,314	$24,845	$23,833
Customer #2	1,547	7,452	6,319
Customer #3	344	-	-
Customer #4	321	1,062	4,540
Customer #5	519	-	-
Customer #6	8,071	-	-
Total revenue from mining operations	$34,116	$33,359	$34,692

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	December 31, 2018	December 31, 2017	January 1, 2017

Exploration and evaluation assets - Mexico	$9,692	$9,034	$7,979
Exploration and evaluation assets - Canada	37,089	34,304	22,813
Total exploration and evaluation assets	$46,781	$43,338	$30,792

	December 31, 2018	December 31, 2017	January 1, 2017

Plant, equipment, and mining properties - Mexico	$36,484	$28,834	$24,578
Plant, equipment, and mining properties - Canada	2,259	3,324	3,498
Total plant, equipment, and mining properties	$38,743	$32,158	$28,076